Consolidated Balance Sheets $ in Thousands, ¥ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents	$ 82,124	$ 156,540
Restricted cash	83,191	337
Bank deposits with maturity over three months		8,852
Short-term investments		27,354
Accounts receivable, net of allowance for doubtful accounts of $23,278 and $766, respectively	73,383	22,654
Notes receivable	3,541
Costs and estimated earnings in excess of billings on uncompleted contracts	32,426	73,742
Inventories, net	27,245	6,975
Project assets	35,355	73,930
Prepaid expenses and other current assets	41,197	10,930
Other receivable, related parties	2,589
Finance lease receivable	12,518
Total current assets	393,569	381,314
Intangible assets	4,526	560
Goodwill	75,969	66,045
Restricted cash, net of current portion		160
Accounts receivable, noncurrent	7,463	4,490
Other receivable, noncurrent	550
Notes receivable, noncurrent	6,399	6,611
Property, plant and equipment, net	125,793	106,438
Project assets, noncurrent	60,371	21,265
Derivative asset	2,328
Investment in an affiliate	13,950
Deferred tax assets, net	848	1,024
Finance lease receivable, noncurrent	17,804
Total assets	709,570	587,907
Current liabilities:
Accounts payable	97,803	76,778
Accounts payable, related parties	5,128	34,150
Notes payable	34,301	26,707
Accrued liabilities	26,741	11,288
Income taxes payable	4,002	3,648
Advance from customers	19,693	17,690
Short term borrowings	160,400	48,286
Convertible bonds	54,062
Other current liabilities, related parties	42
Other current liabilities	71,379	33,762
Total current liabilities	473,551	252,309
Financing and capital lease obligations	8,796	10,092
Convertible bonds		32,575
Long term borrowings	4,451
Deferred tax liability, net	4,199	3,680
Other noncurrent liabilities	2,015	27,143
Total liabilities	$ 493,012	$ 325,799
Commitments and contingencies
Stockholders' equity:
Preferred stock, par $0.0001, 20,000,000 shares authorized; none issued and outstanding
Common stock, par $0.0001, 1,000,000,000 shares authorized, respectively; 639,065,172 and 568,847,967 shares issued and outstanding, respectively	$ 64	$ 57
Additional paid in capital	475,492	327,573
Accumulated other comprehensive loss	(16,509)	(4,252)
Accumulated deficit	(246,068)	(61,270)
Total equity attributable to the shareholders of the Company	212,979	262,108
Noncontrolling interests	3,579
Total stockholders' equity	216,558	262,108
Total liabilities and stockholders' equity	$ 709,570	$ 587,907